THE BEDFORD FAMILY

                      Bear Stearns Money Market Portfolio

                  (Investment Portfolio of The RBB Fund, Inc.)

                       Supplement dated February 10, 1999
                     to Prospectus dated December 29, 1998

                        --------------------------------

          The address for The Bear Stearns Funds listed on the Back Cover and on Page 1 of the Prospectus is changed to:

                             The Bear Stearns Funds
                              575 Lexington Avenue
                               New York, NY 10022
                                1-800-766-4111.


          The list of Portfolios in the section "EXCHANGE OF SHARES -- Exchange Privilege" on Page 15 of the Prospectus among which shares can be exchanged is deleted and replaced with the following list of Portfolios:

                      (BULLET)  Emerging Markets Debt Portfolio
                      (BULLET)  S&P STARS Portfolio
                      (BULLET)  Large Cap Value Portfolio
                      (BULLET)  Small Cap Value Portfolio
                      (BULLET)  Income Portfolio
                      (BULLET)  The Insiders Select Fund
                      (BULLET)  International Equity Portfolio
                      (BULLET)  Focus List Portfolio
                      (BULLET)  High Yield Total Return Portfolio
                      (BULLET)  Balanced Portfolio.